Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventory

	December 31, 2023	December 31, 2022
Repair parts	$41,358	$26,036
Tires and track frames	6,478	3,372
Fuel and lubricants	1,941	2,237
Parts and supplies	49,777	31,645
Parts, supplies and components for equipment rebuilds	13,898	14,899
Customer rebuild work in process	1,287	3,354
	$64,962	$49,898